Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9—TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2012	2011
Trade accounts payable	5,820	5,725
Notes payable	516	570
Total	6,336	6,295

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.